Advances to suppliers, net (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Advances to suppliers, net
Balance as of beginning of period	$ 1,912,362	$ 54,217
Addition	125,639	1,807,897
Translation adjustments	(65,120)	50,248
Balance as of end of period	$ 1,972,881	$ 1,912,362